Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Schedule of trade and other payables
(a)	This caption is made up as follows:

	2024	2023
	US$(000)	US$(000)

Trade payables (b)
Third parties	294,255	231,661
Related entities, note 32(b)	773	454
	295,028	232,115
Other payables
Remuneration and similar benefits payable	48,975	38,617
Interest payable to third parties	13,915	14,601
Taxes payable	16,256	6,833
Royalties payable to the Peruvian Government	5,275	3,603
Dividends payable (c)	261	567
Related entities, note 32(b)	251	14
Other liabilities	359	2,656
	85,292	66,891

Total trade and other payables	380,320	299,006

Classification by maturity:
Current portion	367,204	293,621
Non-current portion	13,116	5,385

Total trade and other payables	380,320	299,006

Classification by nature:
Financial payables	358,789	288,570
Non-financial payables	21,531	10,436
Total trade and other payables	380,320	299,006

See related accounting policies in Note 2.4 (b)(ii).

(b)

Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

Schedule of dividends payable
(c)	The movement of dividends payable is presented below:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	567	639	567
Dividends declared and paid, note 17(d) -

Declared dividends to owners of the parent, note 17(d)	18,440	18,542	18,542
Dividends paid to owners of the parent, note 17(d)	(18,440)	(18,542)	(18,542)
Declared dividends to non-controlling shareholders	7,343	1,842	2,647
Dividends paid to non-controlling shareholders	(7,343)	(1,842)	(2,647)
Expired dividends, note 17(c) -	(197)	102	—
Other	(109)	(174)	72

Ending balance	261	567	639